Commitments, Guarantees, and Contingencies - Summary of Future Payment Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2015 hour	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016
Other Commitments
Operating leases, 2021			$ 96
Operating leases, 2022			81
Operating leases, 2023			58
Operating leases, 2024			50
Operating leases, 2025			40
Operating leases, 2026 and beyond			125
Total lease payments			450
Commitments, 2021			3,885
Commitments, 2022			3,333
Commitments, 2023			2,834
Commitments, 2024			2,645
Commitments, 2025			2,585
Commitments, 2026 and beyond			21,415
Commitments			36,697
Service agreement payable			153
Service agreement payable in five years			44
Capital projects
Other Commitments
Other commitments, 2021			20
Other commitments, 2022			1
Other commitments, 2023			1
Other commitments, 2024			1
Other commitments, 2025			1
Other commitments, 2026 and beyond			1
Other commitments			25
Environmental
Other Commitments
Other commitments, 2021			7
Other commitments, 2022			3
Other commitments, 2023			1
Other commitments, 2024			1
Other commitments, 2025			1
Other commitments, 2026 and beyond			0
Other commitments			13
Merger commitments
Other Commitments
Other commitments, 2021			5
Other commitments, 2022			2
Other commitments, 2023			2
Other commitments, 2024			2
Other commitments, 2025			1
Other commitments, 2026 and beyond			3
Other commitments			15
Cumulative expenses incurred but not yet paid				$ 12
Land Purchase Commitment
Other Commitments
Other commitments, 2021			20
Other commitments, 2022			0
Other commitments, 2023			0
Other commitments, 2024			0
Other commitments, 2025			0
Other commitments, 2026 and beyond			0
Other commitments			20
Post Acquisition Contingent Payments
Other Commitments
Other commitments, 2021			0
Other commitments, 2022			16
Other commitments, 2023			0
Other commitments, 2024			0
Other commitments, 2025			0
Other commitments, 2026 and beyond			0
Other commitments			16
Contingent payments			16
Natural Gas
Other Commitments
Purchase obligations, 2021			1,974
Purchase obligations, 2022			2,075
Purchase obligations, 2023			1,858
Purchase obligations, 2024			1,863
Purchase obligations, 2025			1,901
Purchase obligations, 2026 and beyond			17,612
Purchase obligations			27,283
Natural Gas | Merger commitments
Other Commitments
Other commitments				70
Propane
Other Commitments
Purchase obligations, 2021			407
Purchase obligations, 2022			199
Purchase obligations, 2023			161
Purchase obligations, 2024			108
Purchase obligations, 2025			83
Purchase obligations, 2026 and beyond			258
Purchase obligations			1,216
Crude Oil and Condensate Purchase
Other Commitments
Purchase obligations, 2021			184
Purchase obligations, 2022			0
Purchase obligations, 2023			0
Purchase obligations, 2024			0
Purchase obligations, 2025			0
Purchase obligations, 2026 and beyond			0
Purchase obligations			184
Electricity purchase
Other Commitments
Purchase obligations, 2021			463
Purchase obligations, 2022			287
Purchase obligations, 2023			106
Purchase obligations, 2024			29
Purchase obligations, 2025			3
Purchase obligations, 2026 and beyond			0
Purchase obligations			888
Service agreements
Other Commitments
Purchase obligations, 2021			48
Purchase obligations, 2022			32
Purchase obligations, 2023			26
Purchase obligations, 2024			27
Purchase obligations, 2025			27
Purchase obligations, 2026 and beyond			282
Purchase obligations			442
Service agreement term, (EOH/CT) | hour		124,000
Service agreement term		25 years
Service agreement payment period	12 years
Service agreements | Ridley Terminals Inc.
Other Commitments
Lease term (years)					20 years
Pipeline and storage services
Other Commitments
Purchase obligations, 2021			661
Purchase obligations, 2022			637
Purchase obligations, 2023			621
Purchase obligations, 2024			564
Purchase obligations, 2025			528
Purchase obligations, 2026 and beyond			3,134
Purchase obligations			6,145
Electricity, renewable energy credits
Other Commitments
Purchase obligations			$ 21
Leak mitigation | Merger commitments
Other Commitments
Other commitments, 2023				8
Other commitments, 2025				$ 2